Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net loss	$ (56,602)	$ (34,787)	$ (35,734)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision (reversal of provision) on accounts receivables & other current assets	(1,757)	4,371	13,637
Depreciation of property and equipment	123	149	93
Amortization of intangible assets	2,110	5,430	5,984
Loss on disposal of property and equipment		10
Impairment of inventory	1,268	782	(268)
Impairment of intangible assets		724
Deferred income tax (benefits) expenses	680	(1,003)	(978)
Interest expense related to debt discount	9,945
Share-based compensation expenses	7,937	3,002	495
(Gain) loss on debt settlement	17,199	(26)
(Gain) loss on disposal of subsidiary	303	(10,096)
Non-employee compensation expenses	9,596	16,992	2,493
Contingency loss		3,065
Reversal of contingency loss	(3,277)
Gain from debt forgiveness	(2,094)
Change in fair value of contingent consideration for the acquisition of HHE	111
MVNO BU management compensation			1,497
Effect of ASC 606 adoption			930
Changes in operating assets and liabilities, net of the effects of an acquisition:
Accounts receivable	(1,379)	1,560	(1,204)
Inventories	(5,310)	2,202	2,472
Deferred cost of revenues			6,931
Contract assets	(1,414)
Prepaid expenses and other current assets	(12,944)	(7,678)	(13,268)
Other non-current assets		(3,221)
Accounts payable	(1,261)	(2,984)	2,051
Accrued expenses and other payables	9,753	13,032	18,852
Advances from customers and contract liabilities	(92)	493	5,060
Amounts due to related parties	(1,288)	(351)	2,414
Deferred revenues	1,040	(28)	(10,695)
Long-term payable	669	(361)	(6,303)
Income tax payable	(1,454)	974	(89)
Deferred government grants			(1,864)
Right of use asset	(967)	(4)	1,499
Lease liabilities	435	(132)	(1,380)
Other non-current liabilities	(68)	84
Net cash used in operating activities	(28,738)	(8,059)	(7,373)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(781)	(72)	(117)
Purchases of intangible assets		(141)	(4,417)
Proceeds from disposal of non-controlling interest			5,296
Payments to acquiring non-controlling interest			(1,497)
Proceeds from disposal of a subsidiary, net of cash balance at disposed entity		4,172
Investment in convertible bond and cash loan	(338)
Proceeds from acquisition of a subsidiary, net of cash acquired	121
Net cash (used in) generated from investing activities	(998)	3,959	(735)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares			10,399
Proceeds from short-term bank and other borrowings	3,507	5,300	5,000
Repayments of short-term bank and other borrowings	(3,906)	(7,905)	(11,003)
Proceeds from long-term bank borrowings		1,250	9,500
Repayments of long-term bank and other borrowings	(111)		(2,295)
Proceeds from issuance of convertible notes	34,427
Proceeds from exercising of warrants	55
Proceeds from non-controlling shareholders of a subsidiary	297
Net cash generated from (used in) financing activities	34,269	(1,355)	11,601
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	311	228	1,840
Net increase (decrease) in cash and cash equivalents and restricted cash	4,844	(5,227)	5,333
Cash and cash equivalents and restricted cash at the beginning of year	3,081	8,308	2,975
Cash and cash equivalents and restricted cash at the end of year	7,925	3,081	8,308
Less: cash and cash equivalents and restricted cash of discontinued operations at the end of year			2,296
Cash and cash equivalents and restricted cash of continuing operations at the end of year	7,925	3,081	6,012
Cash and cash equivalents of continuing operations at the end of year	7,714	3,044	1,001
Restricted cash of continuing operations at the end of year	211	37	5,011
Total cash and cash equivalents and restricted cash of continuing operations	7,925	3,081	6,012
Cash and cash equivalents of discontinued operations at the end of year			1,528
Restricted cash of discontinued operations at the end of year			768
Total cash and cash equivalents and restricted cash of discontinued operations			2,296
Supplemental disclosures of cash flow information:
Interest paid	(1,707)	(3,614)	(4,972)
Interest received	4	8	43
Income tax paid	(375)	(544)	(478)
Cash paid included in the measurement of lease liabilities	(1,088)	(1,008)	(1,528)
Supplemental schedule of non-cash activities:
Acquisition of a subsidiary	3,529
Repurchase of shares for a decrease in prepayment			10,048
Conversion of convertible notes	21,433
Issuance of shares for an increase in subscription receivable		4,080	15,287
Shares released from escrow	4,080
Issuance of shares in exchange for advisory services	9,651	16,992	2,493
Debt settlements by issuance of ordinary shares	36,092	3,439
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,780	$ 797